Derivative Instruments (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Notional amount	$ 2,185,000	$ 2,280,000
Derivative assets	56,000	122,000
Net gain/loss recognised of fair value of yield maintenance provisions	0	0
Net gains (losses) recognized in earnings	5,000	7,000
Interest Rate Swaps [Member]
Derivative [Line Items]
Notional amount	2,185,000	2,280,000
Interest-rate swaps	645,000
Interest Rate Lock Commitments [Member]
Derivative [Line Items]
Derivative assets	11,000	8,000
Interest rate lock commitments related to residential mortgage loans	$ 2,390,000	$ 2,164,000